Equity - Preferred Stock and Convertible Stock (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 event $ / shares shares	Dec. 31, 2019 event $ / shares shares	Mar. 31, 2020 shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000				10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Common stock, shares outstanding (in shares)	60,206,508	60,094,623				61,378,367
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01				$ 0.01
Non-compounded annual return, option 2 (as percent)	7.00%	7.00%
Number of possible triggering events | event	2	2
Conversion basis	0.00002	0.00002
Converted if the lesser of, option 2 (as percent)	15.00%	15.00%
Number of triggering events | event	0	0
Advisor
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		117,778
Convertible Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	50,000	50,000	50,000	50,000	50,000	50,000	50,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01				$ 0.01
Common stock, conversion terms, percent of paid distributions equal to price at which shares were originally sold	100.00%	100.00%
Percent of annual return on shares at price equal to distributions paid	7.00%	7.00%
Convertible Stock | Advisor
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	50,000	50,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01